Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 218,585	$ 733,896
Due from charterers	261
Due from related parties	17,158
Prepaid expenses and other current assets	2,817	61
Total current assets	238,821	733,957
Non-current assets
Vessels, net	66,653
Vessels under construction	870,265	371,692
Deferred financing costs, net	2,240
Other assets	9,132	35
Due from related parties	4,662
Total non-current assets	952,952	371,727
Total assets	1,191,773	1,105,684
Current liabilities
Accounts payable and accrued expenses	5,349	1,472
Due to related parties	1,355
Total current liabilities	6,704	1,472
Non-current liabilities
Senior Notes	65,000
Non-current liabilites	65,000
Total liabilities	71,704	1,472
Shareholders' equity
Common stock, $0.01 par value per share; authorized 450,000,000 shares; issued and outstanding 140,299,695 and 133,403,931 shares as of September 30, 2014 and December 31, 2013, respectively	1,403	1,334
Paid-in capital	1,169,540	1,109,185
Accumulated Deficit	(50,874)	(6,307)
Total shareholders' equity	1,120,069	1,104,212
Total liabilities and shareholders' equity	$ 1,191,773	$ 1,105,684